                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
         (Address of principal executive offices)                     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 6/30

Date of reporting period: 3/31

                               PORTFOLIO HOLDINGS
                                       FOR
                      RIVERSOURCE DIVIDEND OPPORTUNITY FUND
                                AT MARCH 31, 2007

INVESTMENTS IN SECURITIES

MARCH 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.9%)

ISSUER                                             SHARES            VALUE(A)
------                                          -----------       --------------
AEROSPACE & DEFENSE (0.7%)
Honeywell Intl                                      270,451       $   12,456,973
                                                                  --------------
AUTO COMPONENTS (0.3%)
Cooper Tire & Rubber                                246,428(e)         4,507,168
                                                                  --------------
AUTOMOBILES (0.5%)
Ford Motor                                          795,651            6,277,686
General Motors                                       99,534            3,049,722
                                                                  --------------
Total                                                                  9,327,408
                                                                  --------------
BEVERAGES (1.4%)
Coca-Cola                                           151,911            7,291,728
Diageo ADR                                          210,946(c)        17,076,079
                                                                  --------------
Total                                                                 24,367,807
                                                                  --------------
CHEMICALS (4.8%)
Air Products & Chemicals                            111,440            8,242,102
Ashland                                             117,507            7,708,459
Dow Chemical                                        472,276           21,658,577
Eastman Chemical                                    161,168           10,206,769
EI du Pont de
   Nemours & Co                                     779,767           38,543,884
                                                                  --------------
Total                                                                 86,359,791
                                                                  --------------
COMMERCIAL BANKS (8.7%)
Comerica                                             78,092            4,616,799
HSBC Holdings                                       636,175(c)        11,134,217
KeyCorp                                             121,189            4,540,952
Lloyds TSB Group                                    705,026(c)         7,768,377
Natl Australia Bank                                 709,320(c)        23,180,261
PNC Financial Services Group                         64,491            4,641,417
Regions Financial                                   513,622           18,166,810
Royal Bank of Scotland Group                        278,703(c)        10,879,788
US Bancorp                                        1,023,372           35,787,319
Wachovia                                            466,759           25,695,083
Wells Fargo & Co                                    251,634            8,663,759
                                                                  --------------
Total                                                                155,074,782
                                                                  --------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES            VALUE(A)
------                                          -----------       --------------
COMMERCIAL SERVICES & SUPPLIES (2.5%)
Deluxe                                              332,935       $   11,163,311
Pitney Bowes                                        327,270           14,854,785
RR Donnelley & Sons                                 366,580           13,413,162
Waste Management                                    128,073            4,406,992
                                                                  --------------
Total                                                                 43,838,250
                                                                  --------------
CONSTRUCTION MATERIALS (0.7%)
Hanson                                              722,102(c)        11,615,113
                                                                  --------------
CONTAINERS & PACKAGING (0.8%)
Packaging Corp of America                           552,388           13,478,267
                                                                  --------------
DISTRIBUTORS (0.4%)
Genuine Parts                                       156,060            7,646,940
                                                                  --------------
DIVERSIFIED FINANCIAL SERVICES (8.7%)
Bank of America                                   1,163,840           59,379,117
Citigroup                                         1,303,225           66,907,572
JPMorgan Chase & Co                                 603,880           29,215,714
                                                                  --------------
Total                                                                155,502,403
                                                                  --------------
DIVERSIFIED TELECOMMUNICATION SERVICES (12.2%)
AT&T                                              2,294,519           90,472,885
BT Group                                          3,705,578(c)        22,146,718
Citizens Communications                           1,082,671           16,185,931
Embarq                                              432,703           24,382,814
Telefonos de Mexico
   ADR Series L                                     419,164(c)        14,000,078
Telstra                                           2,495,411(c)         9,406,385
Verizon Communications                              900,865           34,160,801
Windstream                                          488,533            7,176,550
                                                                  --------------
Total                                                                217,932,162
                                                                  --------------
ELECTRIC UTILITIES (3.7%)
American Electric Power                             202,612            9,877,335
Duke Energy                                         669,987           13,594,036
FPL Group                                           255,199           15,610,523
Pinnacle West Capital                               182,984            8,828,978
Progress Energy                                     163,150            8,229,286
Southern                                            195,586            7,168,227
UIL Holdings                                         97,380            3,379,086
                                                                  --------------
Total                                                                 66,687,471
                                                                  --------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES            VALUE(A)
------                                          -----------       --------------
ELECTRICAL EQUIPMENT (0.6%)
Hubbell Cl B                                        230,357       $   11,112,422
                                                                  --------------
ENERGY EQUIPMENT & SERVICES (2.6%)
GlobalSantaFe                                       320,742           19,783,366
Halliburton                                         375,293(e)        11,911,800
Schlumberger                                        214,815           14,843,717
                                                                  --------------
Total                                                                 46,538,883
                                                                  --------------
FOOD PRODUCTS (1.6%)
ConAgra Foods                                       365,642            9,108,142
Reddy Ice Holdings                                  483,291           14,585,723
Sara Lee                                            307,936            5,210,277
                                                                  --------------
Total                                                                 28,904,142
                                                                  --------------
GAS UTILITIES (1.0%)
Nicor                                               360,674(e)        17,463,835
                                                                  --------------
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Health Management Associates Cl A                   530,698            5,768,687
                                                                  --------------
HOUSEHOLD DURABLES (1.2%)
Newell Rubbermaid                                   218,167            6,782,812
Tupperware Brands                                   621,176           15,485,918
                                                                  --------------
Total                                                                 22,268,730
                                                                  --------------
INDEPENDENT POWER PRODUCERS & ENERGY
   TRADERS (0.1%)
Dynegy Cl A                                         203,266(b)         1,882,243
                                                                  --------------
INDUSTRIAL CONGLOMERATES (1.1%)
General Electric                                    350,443           12,391,665
Tomkins                                           1,315,746(c)         6,912,266
                                                                  --------------
Total                                                                 19,303,931
                                                                  --------------
INSURANCE (2.4%)
Lincoln Natl                                         99,854            6,769,103
Montpelier Re Holdings                              518,756(c)         8,995,229
Unitrin                                              80,875            3,806,786
XL Capital Cl A                                     343,297(c)        24,017,058
                                                                  --------------
Total                                                                 43,588,176
                                                                  --------------
MACHINERY (0.5%)
Harsco                                              206,218            9,250,939
                                                                  --------------

See accompanying notes to investments in securities.


1   RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31,
    2007

ISSUER                                             SHARES            VALUE(A)
------                                          -----------       --------------
MARINE (0.2%)
Aries Maritime Transport                            400,050(c)    $    3,284,411
                                                                  --------------
MEDIA (1.6%)
Idearc                                               94,080            3,302,208
Natl CineMedia                                      274,322(b)         7,324,397
Regal Entertainment Group Cl A                      902,424           17,931,165
                                                                  --------------
Total                                                                 28,557,770
                                                                  --------------
METALS & MINING (2.2%)
Compass Minerals Intl                               464,239           15,505,583
Rio Tinto ADR                                        66,009(c)        15,037,510
Southern Copper                                     130,723(e)         9,367,610
                                                                  --------------
Total                                                                 39,910,703
                                                                  --------------
MULTI-UTILITIES (5.5%)
Ameren                                               90,220            4,538,066
CH Energy Group                                      74,216            3,613,577
Consolidated Edison                                 247,501           12,637,401
Dominion Resources                                  104,506            9,276,998
DTE Energy                                          170,669            8,175,045
Energy East                                         317,631            7,737,491
KeySpan                                             261,428           10,757,762
Natl Grid                                         1,352,926(c)        21,229,602
NiSource                                            269,581            6,588,560
NSTAR                                               117,073            4,111,604
Public Service Enterprise Group                     104,890            8,710,066
                                                                  --------------
Total                                                                 97,376,172
                                                                  --------------
OIL, GAS & CONSUMABLE FUELS (11.1%)
Arlington Tankers                                   119,541(c)         2,852,248
BP ADR                                              694,146(c)        44,945,954
Chevron                                             772,370           57,124,486
Enbridge                                            668,935(c)        21,840,728
Enbridge Energy Management LLC                            1(b)                54
Eni                                                 471,196(c)        15,332,883
Kinder Morgan                                       126,631           13,479,870
Kinder Morgan Management LLC                              1(b)                44
Royal Dutch Shell ADR                               312,876(c)        20,743,679
Ship Finance Intl                                   158,208(c)         4,339,645
Spectra Energy                                      334,993            8,800,266
TransCanada                                         241,020(c,e)       8,021,146
                                                                  --------------
Total                                                                197,481,003
                                                                  --------------

COMMON STOCKS (CONTINUED)

ISSUER                                             SHARES            VALUE(A)
------                                          -----------       --------------
PAPER & FOREST PRODUCTS (1.4%)
Intl Paper                                          123,929       $    4,511,016
MeadWestvaco                                        377,215           11,633,310
Stora Enso Series R                                 469,909(c,e)       8,160,224
                                                                  --------------
Total                                                                 24,304,550
                                                                  --------------
PHARMACEUTICALS (5.9%)
Bristol-Myers Squibb                                693,318           19,246,508
Merck & Co                                          684,053           30,214,621
Pfizer                                            2,053,584           51,873,532
Wyeth                                                80,016            4,003,200
                                                                  --------------
Total                                                                105,337,861
                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (0.4%)
KKR Financial                                       253,540            6,954,602
                                                                  --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
   (0.7%)
Intel                                               193,737            3,706,189
Microchip Technology                                255,051            9,061,962
                                                                  --------------
Total                                                                 12,768,151
                                                                  --------------
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Hanesbrands                                         102,744(b)         3,019,646
                                                                  --------------
THRIFTS & MORTGAGE FINANCE (0.5%)
Capitol Federal Financial                           113,690            4,298,619
Fannie Mae                                           77,546            4,232,461
                                                                  --------------
Total                                                                  8,531,080
                                                                  --------------
TOBACCO (8.0%)
Altria Group                                        586,896           51,535,338
Loews-Carolina Group                                713,139(g)        53,920,439
Reynolds American                                   590,312(e)        36,841,372
                                                                  --------------
Total                                                                142,297,149
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Vodafone Group ADR                                  247,398(c)         6,645,110
                                                                  --------------
TOTAL COMMON STOCKS
(Cost: $1,376,608,101)                                            $1,691,344,731
                                                                  --------------

PREFERRED STOCKS (0.7%)

ISSUER                                             SHARES            VALUE(A)
------                                          -----------       --------------
Schering-Plough 6.00% Cv                             99,200       $    5,859,942
XL Capital 7.00% Cv                                 250,000(c)         6,495,000
                                                                  --------------
TOTAL PREFERRED STOCKS
(Cost: $11,216,335)                                               $   12,354,942
                                                                  --------------

BONDS (2.1%)

                      COUPON    PRINCIPAL
ISSUER                 RATE       AMOUNT         VALUE(A)
------                ------   -----------     -----------
Goldman Sachs Group
   09-20-07            8.50%   $38,084,600(d)  $38,069,366
                                               -----------
TOTAL BONDS
(Cost: $38,084,600)                            $38,069,366
                                               -----------

MONEY MARKET FUND (5.8%)(F)

                                                   SHARES            VALUE(A)
                                                -----------       --------------
RiverSource Short-Term Cash Fund                103,177,298(h)    $  103,177,298
                                                                  --------------
TOTAL MONEY MARKET FUND
(Cost: $103,177,298)                                              $  103,177,298
                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,529,086,334)(i)                                         $1,844,946,337
                                                                  ==============

See accompanying notes to investments in securities.


2   RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31,
    2007

NOTES TO INVESTMENTS IN SECURITIES

(A) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2006.

(B)  Non-income producing.

(C) Foreign security values are stated in U.S. dollars. At March 31, 2007, the value of foreign securities represented 19.4% of net assets.

(D) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the value of these securities amounted to $38,069,366 or 2.1% of net assets.

(E)  At March 31, 2007, security was partially or fully on loan.

(F) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 4.0% of net assets. 1.8% of net assets is the Fund's cash equivalent position.

(G) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(H) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(I) At March 31, 2007, the cost of securities for federal income tax purposes was approximately $1,529,086,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation       $331,461,000
Unrealized depreciation        (15,601,000)
                              ------------
Net unrealized appreciation   $315,860,000
                              ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


3    RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AT MARCH 31,
     2007

                                                              S-6341-80 G (5/07)

                               PORTFOLIO HOLDINGS
                                       FOR
                          RIVERSOURCE REAL ESTATE FUND
                                AT MARCH 31, 2007

INVESTMENTS IN SECURITIES
MARCH 31,2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.1%)

ISSUER                                              SHARES            VALUE (a)
----------------------------------------------   ------------      ------------
CAPITAL MARKETS (0.4%)
HFF Cl A                                               75,000(b)   $  1,125,000
                                                 ------------      ------------

HEALTH CARE PROVIDERS & SERVICES (1.6%)
Brookdale Senior Living                                40,620         1,814,089
Five Star Quality Care                                 58,200(b)        598,296
Manor Care                                             40,940         2,225,499
                                                                   ------------
Total                                                                 4,637,884
                                                                   ------------

HOTELS, RESTAURANTS & LEISUIRE (2.8%)
Gaylord Entertainment                                  28,000(b)      1,480,360
Hilton Hotels                                         127,563         4,587,166
Starwood Hotels & Resorts Worldwide                    33,532         2,174,550
                                                                   ------------
Total                                                                 8,242,076
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (84.0%)
Acadia Realty Trust                                    80,640         2,102,285
Alexandria Real Estate Equities                        50,965         5,115,357
AMB Property                                           64,746         3,806,417
Apartment Investment & Management Cl A                 74,531         4,299,693
Archstone-Smith Trust                                 174,207         9,455,956
Associated Estates Realty                              14,900           209,941
AvalonBay Communities                                  58,612         7,619,560
BioMed Realty Trust                                    80,640         2,120,832
Boston Properties                                      88,160        10,349,984
Brandywine Realty Trust                                99,238         3,315,542
BRE Properties Cl A                                    57,380         3,623,547
Camden Property Trust                                  59,210         4,163,055
Cedar Shopping Centers                                 77,000         1,247,400
Corporate Office Properties Trust                      42,454         1,939,299
Cousins Properties                                     53,910         1,771,483
Developers Diversified Realty                          89,400         5,623,260
Douglas Emmett                                         90,630         2,313,784
Duke Realty                                            94,300         4,099,221
EastGroup Properties                                   46,460         2,370,854
Education Realty Trust                                165,450         2,445,351
Entertainment Properties Trust                         22,000         1,325,500
Equity Lifestyle Properties                            35,049         1,892,996
Equity Residential                                    241,068        11,626,710
Essex Property Trust                                   22,158         2,869,018
Federal Realty Investment Trust                        51,990         4,711,334
First Potomac Realty Trust                             62,220         1,777,625
General Growth Properties                             185,400        11,971,278
Highwoods Properties                                  129,280         5,105,267
Home Properties                                        57,340         3,028,125
Host Hotels & Resorts                                 379,566         9,986,381
Kilroy Realty                                          33,740         2,488,325
Kimco Realty                                          141,670         6,904,996
LaSalle Hotel Properties                               74,521         3,454,794
Macerich                                               78,220         7,224,399
Maguire Properties                                     57,660         2,050,390
Medical Properties Trust                              148,460         2,180,877
Mid-America Apartment Communities                      67,380         3,790,799
Nationwide Health Properties                           50,000         1,563,000
Omega Healthcare Investors                             46,700           800,905
ProLogis                                              198,698        12,901,461
Public Storage                                        145,160        13,742,297
Ramco-Gershenson Properties Trust                      41,200         1,471,252
Regency Centers                                        60,290         5,037,230
Simon Property Group                                  179,460        19,964,924
SL Green Realty                                        56,500         7,750,670
Sunstone Hotel Investors                               93,700         2,554,262
Taubman Centers                                        51,780         3,002,722
Ventas                                                 45,330         1,909,753
Vornado Realty Trust                                  115,590        13,794,510
Winthrop Realty Trust                                 132,310           874,569
                                                                   ------------
Total                                                               245,749,190
                                                                   ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (5.7%)
Brookfield Properties                                 238,480         9,610,744
Forest City Enterprises Cl A                           48,100         3,183,258
Jones Lang LaSalle                                     15,000         1,564,200
St. Joe                                                42,676         2,232,382
                                                                   ------------
Total                                                                16,590,584
                                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                   124,675(b)      4,856,092
SBA Communications Cl A                                87,926(b)      2,598,213
                                                                   ------------
Total                                                                 7,454,305
                                                                   ------------

TOTAL COMMON STOCKS
(Cost: $223,776,245)                                                283,799,039
                                                                   ------------

MONEY MARKET FUND (1.8%)

                                                     SHARES          VALUE(a)
                                                   ----------      ------------
RiverSource Short-Term Cash Fund                   5,242, 157(c)   $  5,242,157
                                                   ----------      ------------

TOTAL MONEY MARKET FUND
(Cost: $5,242,157)                                                 $  5,242,157
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $229,018,402)(d)                                            $289,041,196
                                                                   ============

See accompanying notes to investments in securities.

1 RIVERSOURCE REAL ESTATE FUND - PORTFOLIO HOLDINGS AT MARCH 31, 2007

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31,2006.

(b)   Non-income producing.

(c) Affiliated Money Market Fund-The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(d) At March 31,2007, the cost of securities for federal income tax purposes was approximately $229,018,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                              $ 60,488,000
Unrealized depreciation                                  (465,000)
                                                     ------------
Net unrealized appreciation                          $ 60,023,000
                                                     ------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

2 RIVERSOURCE REAL ESTATE FUND - PORTFOLIO HOLDINGS AT MARCH 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date May 30, 2007


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date May 30, 2007